Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Other intangible assets
Intangible assets
Other Intangible Assets, net

Note 7 Other Intangible Assets, Net

Significant components of other intangible assets as of December 31, 2018 and 2017 are summarized as follows:

	2018
(in thousands)	Gross	Accumulated Amortization	Net
Merchant relationships	$756,400	(252,050)	$504,350
Channel relationships	520,000	(260,461)	259,539
Customer relationships	166,811	(150,509)	16,302
Trade name	79,546	(70,906)	8,640
Covenants-not-to-compete	34,040	(29,507)	4,533
Database	28,000	(28,000)	-
Trade association	10,000	(8,750)	1,250
Favorable lease	3,929	(1,841)	2,088
Total	$1,598,726	(802,024)	$796,702

	2017
(in thousands)	Gross	Accumulated Amortization	Net
Merchant relationships	$588,000	(147,000)	$441,000
Channel relationships	439,398	(200,540)	238,858
Customer relationships	167,222	(139,969)	27,253
Trade name	62,468	(58,068)	4,400
Covenants-not-to-compete	29,940	(20,815)	9,125
Database	28,000	(25,200)	2,800
Trade association	10,000	(7,750)	2,250
Favorable lease	3,006	(1,546)	1,460
Total	$1,328,034	(600,888)	$727,146

Other intangible assets increased in 2018 due to the acquisition of Cayan in January 2018 and acquiring substantially all of the assets of iMobile3 in June 2018. Refer to Note 23 for more information regarding the Company’s acquisitions. In connection with the sale of a merchant portfolio in December 2018, the Company wrote off $2.8 million of merchant relationship intangible assets. In connection with the early termination of a facilities lease in December 2018, the Company wrote off a favorable lease intangible asset of $0.3 million. Upon the Company’s adoption of ASC 842, Leases, as of

January 1, 2019, the Company wrote-off the carrying value of favorable lease intangible assets of $2.1 million and increased right-of-use assets by the same amount.

Amortization related to other intangible assets, which is recorded in selling, general and administrative expenses, was

$202.1 million, $179.5 million and $163.8 million for 2018, 2017 and 2016, respectively.

The weighted average useful life for each component of other intangible assets, and in total, as of December 31, 2018 is as follows:

Weighted Average Amortization Period (Years)
Merchant relationships	7.2
Channel relationships	8.8
Customer relationships	6.9
Trade name	3.8
Covenants-not-to-compete	4.0
Database	5.0
Trade association	10.0
Favorable lease	5.6
Total	7.4

Estimated future amortization expense of other intangible assets as of December 31, 2018 for the next five years is:

(in thousands)
2019	$178,740
2020	171,876
2021	151,180
2022	130,930
2023	62,326